FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

May 15, 2015

Filed via EDGAR (CIK # 0000872625)

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:      Franklin Strategic Series (“Registrant”)

File Nos. 033-39088 and 811-06243

Dear Sir or Madam:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Securities Act of 1933, as amended (1933 Act), and the Investment Company Act of 1940, as amended (1940 Act).

The Amendment is being filed in order to register shares of a new series of the Registrant for public sale under the 1933 Act. The new series will be called the Franklin Flexible Alpha Bond Fund (the Fund). The Fund will offer five share classes, Class A, Class C, Class R, Class R6 and Advisor Class.

The Fund’s goal will be to seek total return through a combination of current income and capital appreciation.  The Fund’s investment goal is non-fundamental and therefore may be changed by the Trust's board of trustees without shareholder approval. Shareholders will be given at least 60 days' advance notice of any change to the Fund’s investment goal. The Fund will seek to provide attractive risk-adjusted returns over a full market cycle by allocating its portfolio across a broad range of global debt asset classes.  In addition, under normal market conditions, the Fund will invests at least 80% of its net assets in “bonds” and investments that provide exposure to bonds.

Pursuant to Rule 485(a)(2) under the 1933 Act, the Amendment will become effective on August 3, 2015.  The Amendment relates only to the Franklin Flexible Alpha Bond Fund series of the Registrant.  The Amendment does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant’s other series of shares.

Please direct any questions or comments relating to this filing to Kristin H. Ives at (215) 564-8037 or Amy C. Fitzsimmons at (215) 564-8711.

 Very truly yours,

/s/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

# 1381953  v. 1